Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 130,762	$ 118,821	$ 29,781	$ (74,024)	$ 34,595	$ 4,218	$ 244,153
Balance (in Shares) at Dec. 31, 2012	5,230,634	30,070,104
Net earnings				26,161			26,161
Other comprehensive earnings (loss)					(9,725)		(9,725)
Other comprehensive earnings attributable to NCI					1,887	(392)	1,495
NCI share of earnings				(16,774)		4,276	(12,498)
NCI redemption increment				(27,426)			(27,426)
Distributions to NCI						(4,123)	(4,123)
Acquisitions of businesses, net						3,149	3,149
Subsidiaries’ equity transactions			3,520				$ 3,520
Subordinate Voting Shares:
Issued on exchange for NCI(note 15) (in Shares)							2,968,064
Stock option expense			4,166				$ 4,166
Stock options exercised		$ 9,784	(2,317)				$ 7,467
Stock options exercised, shares (in Shares)		464,150					464,150
Tax benefit on options exercised			2,360				$ 2,360
Dividends				(10,470)			(10,470)
Purchased for cancellation		$ (1,918)		(12,636)			(14,554)
Purchased for cancellation, shares (in Shares)		(385,600)
Issued in settlement of convertible debentures (note 14)		$ 77,143					77,143
Issued in settlement of convertible debentures (note 14) (in Shares)		2,744,886
Preferred Shares:
Redeemed for cash	$ (39,232)						(39,232)
Redeemed for cash (in Shares)	(1,569,190)
Converted to Subordinate Voting Shares	$ (91,530)	$ 96,326		(4,796)
Converted to Subordinate Voting Shares (in Shares)	(3,661,444)	2,889,900
Dividends		$ 609		(3,146)			(2,537)
Dividends (in Shares)		18,292
Balance, at Dec. 31, 2013		$ 300,765	37,510	(123,111)	26,757	7,128	249,049
Balance, shares (in Shares) at Dec. 31, 2013		35,801,732
Net earnings				77,716			77,716
Other comprehensive earnings (loss)					(51,648)		(51,648)
Other comprehensive earnings attributable to NCI					11,004	(749)	10,255
NCI share of earnings				(25,096)		5,661	(19,435)
NCI redemption increment				(9,304)			(9,304)
Distributions to NCI						(4,535)	(4,535)
Acquisitions of businesses, net						507	507
Subsidiaries’ equity transactions			4,448				$ 4,448
Subordinate Voting Shares:
Issued on exchange for NCI(note 15) (in Shares)							335,253
Stock option expense			4,077				$ 4,077
Stock options exercised		$ 14,419	(3,701)				$ 10,718
Stock options exercised, shares (in Shares)		558,150					558,150
Tax benefit on options exercised			4,597				$ 4,597
Dividends				(14,362)			(14,362)
Purchased for cancellation		$ (4,783)		(24,085)			(28,868)
Purchased for cancellation, shares (in Shares)		(552,927)
Balance, at Dec. 31, 2014		$ 310,401	46,931	(118,242)	(13,887)	8,012	233,215
Balance, shares (in Shares) at Dec. 31, 2014		35,806,955
Net earnings				41,019			41,019
Other comprehensive earnings (loss)					(39,495)		(39,495)
Other comprehensive earnings attributable to NCI					(10,187)	(1,077)	(11,264)
NCI share of earnings				(21,509)		4,128	(17,381)
NCI redemption increment				3,837			3,837
Distributions to NCI						(3,292)	(3,292)
Acquisitions of businesses, net						33	33
Spin-off distribution (note 4)				(138,396)			(138,396)
Subsidiaries’ equity transactions			863				863
Subordinate Voting Shares:
Issued on exchange for NCI(note 15)		$ 66,692					$ 66,692
Issued on exchange for NCI(note 15) (in Shares)		1,997,956					1,389,361
Stock option expense			4,253				$ 4,253
Stock options exercised		$ 18,973	(4,444)				$ 14,529
Stock options exercised, shares (in Shares)		699,400					699,400
Dividends				(5,120)			$ (5,120)
Balance, at Dec. 31, 2015		$ 396,066	$ 47,603	$ (238,411)	$ (63,569)	$ 7,804	$ 149,493
Balance, shares (in Shares) at Dec. 31, 2015		38,504,311